Right-of-use Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Evolution of the Group's Right-of-use Assets

	Land and buildings	Exploitation facilities and equipment	Machinery and equipment	Gas stations	Transportation equipment	Total
Balances for initial application of IFRS 16	450	6,732	8,612	3,356	3,909	23,059

Cost
Increases	266	13,129	19,429	163	6,792	39,779
Translation differences	310	4,587	6,189	1,687	2,545	15,318
Adjustment for inflation (2)	—	—	—	275	—	275
Decreases and reclassifications	—	(1,162)	(1,264)	(58)	(64)	(2,548)
Accumulated depreciation
Increases	208	6,051	3,174	667	2,430	12,530 (1)
Translation differences	45	1,138	850	117	619	2,769
Decreases and reclassifications	—	(507)	(283)	(7)	(10)	(807)
Cost	1,026	23,286	32,966	5,423	13,182	75,883
Accumulated depreciation	253	6,682	3,741	777	3,039	14,492

Balances as of December 31, 2019	773	16,604	29,225	4,646	10,143	61,391

(1)
Includes 10,509 that were charged to “Depreciation of
right-of-use
assets” in the comprehensive statement of income (see Note 25) and 2,021 that were capitalized in the item “Property, plant and equipment” in the statement of financial position (see Note 8).

(2)	Includes the adjustment for inflation of subsidiaries with the Peso as functional currency for first application of IFRS 16, which was charged to other comprehensive income.